(Loss) income per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
(Loss) income per share [Text Block]

25. (Loss) income per share

For the year ended December 31, 2025 and 2024, the calculation of basic and diluted (loss) income per share is based on the following data:

	Year ended December 31,
	2025	2024
Net (loss) income for the year attributable to common shareholders	$(29,290)	$6,118

Number of shares
Weighted average number of ordinary shares ‐ basic	258,375,097	250,651,506
Effect of dilutive stock options	‐	5,120,572
Weighted average number of ordinary shares - diluted	258,375,097	255,772,078

For the year ended December 31, 2025, the effect of all potentially dilutive securities was anti‐dilutive given that the Company reported a net loss for the year.

For the year ended December 31, 2024, excluded from the calculation of diluted weighted average shares were 558,000 stock options that were determined to be anti-dilutive.